Debt - Summary of debt (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 07, 2020
Debt
Outstanding Principal	$ 972	$ 1,051
Deferred financing costs	(2)	(1)	$ (1)
Total debt	985	1,069	1,021
Debt classified as current	(4)	(3)	(3)
Total long-term debt	981	1,066	1,018
Senior Notes
Debt
Outstanding Principal	600	600		$ 600
Carrying value	615	619	623
Senior credit facility
Debt
Outstanding Principal	368	447
Carrying value	368	447	394
Wells Fargo note payable
Debt
Outstanding Principal	4	4
Carrying value	$ 4	$ 4	$ 5